Related Parties	12 Months Ended
Dec. 31, 2016
Related Parties [Abstract]
RELATED PARTIES

NOTE 19:-    RELATED PARTIES

a.	Service Agreement with Cukierman & Co.:

In 2003, the Company's Audit Committee and Board of Directors approved the engagement of Cukierman & Co. Investment House Ltd. ("Cukierman & Co."), to provide non-exclusive investment-banking services and business development services to the Company, effective April 15, 2003 (the "Service Agreement"). Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003 until January 8, 2015, Mr. Cukierman served as Chairman of the Company's Board of Directors and was also a co-manager of the Catalyst Fund, a shareholder of the Company. For its services, Cukierman & Co. was paid a monthly sum of $ 10 plus VAT (except from February 9, 2009 until December 31, 2010, during which period Cukierman & Co. agreed to temporarily reduce such fee to $8.5), in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement, as supplemented, provided for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Pursuant to an amendment to the Service Agreement, as of July 1, 2012, the private placement portion of Cukierman & Co’s services was discontinued, and the monthly payment was reduced to approximately $ 6.4 plus VAT, reflecting payment for the business development and mergers and acquisitions services only.

In addition, the payment will be made once a year at the end of each calendar year by way of issuance of the Company's Ordinary shares and not in cash, using a price per share as stipulated in the revised Service Agreement.

On July 15, 2013, an additional amendment to the Service Agreement was signed by which all payments to Cukierman & Co. will be made on a quarterly basis.

In February 2015, the Company terminated the Service agreement.

Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2016	2015	2014

Success fee related to private placement	-	-	33
Retainer fee	-	12	76

Total	-	12	109

During the years 2016, 2015 and 2014, the Company issued 0, 4,065 and 17,747 Ordinary Shares to Cukierman & Co. as per the revised Service Agreement, respectively.

b.	Active Chairman Agreement with Edouard Cukierman:

In March 2011, the Company's Audit Committee and Board of Directors approved an Active Chairman Agreement with Mr. Cukierman for services during the years 2011 through 2014. The agreement was approved by the Company's shareholders on December 20, 2011. Pursuant to this agreement, Mr. Cukierman was to be granted options to purchase 22,360 Ordinary Shares, and was to be paid monthly cash payment of $ 5 plus VAT at the prevailing rate.

The exercise price of the options is $ 3.8 and they vest and become exercisable in 16 equal quarterly installments. The first three installments vested immediately following the shareholders' approval, and the fourth installment vested on December 31, 2011. As of December 31, 2016 there are no outstanding options under this agreement.

On December 13, 2012 an amendment to the agreement was approved stating that commencing July 1, 2012 the payment for the Chairman services will be paid in Ordinary Shares of the Company instead of in cash. Payment shall be made once a year, at the end of each calendar year. The price per share used for the share consideration calculation will be equal to the weighted average closing price of the Ordinary shares on the applicable stock market on the 20 trading days ending on December 31 of the applicable year.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

During the years 2016, 2015 and 2014 the Company issued to Edouard Cukierman 0, 0 and 17,079 Ordinary Shares, pursuant to the revised Agreement.

On January 4, 2015, the Company’s shareholders resolved to terminate Mr. Cukierman services as a member of the Company’s Board of Directors, and therefore the Active Chairman Agreement, which expired on December 31, 2014, was not extended.

Expenses incurred in accordance with the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2016	2015	2014

Chairman fees	$-	$-	$60
Stock option compensation expenses	-	-	10

Total	$-	$-	$70

c.	Agreements with THCAP:

On December 13, 2012 the Company's shareholders approved that THCAP will be paid a monthly retainer for business development services in the amount of $3.7 per month to be paid in the Company's Ordinary Shares once a year, using a price per share as stipulated in the revised agreement. In addition, the Company's shareholders approved that those payments to THCAP on behalf of Mr. Gutierrez Roy's services as a Director be made in the Company's Ordinary Shares, on a quarterly basis.

On August 21, 2014, the Company's Board of Directors terminated the Advisory Agreement with THCAP.

On October 22, 2015, the Company’s Board of Directors approved the payment of THCAP’s director’s fees in cash.

On December 31, 2016, 2015 and 2014 the Company issued to THCAP 0, 0 and 6,004 Ordinary shares for the retainer for business development services. On December 31, 2016, 2015 and 2014, the Company issued to THCAP 0, 0, and 2,405 Ordinary shares as director's fees.

Mr. Luis Gutierrez Roy, managing partner of THCAP, has left the Company's Board of Directors on July 15, 2015.

Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2016	2015	2014

Retainer fees	$-	$-	$28
Director's fee	-	6	8

Total	$-	$6	$36

d.	Agreements with iDnext:

On January 01, 2016 the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. ("iDnext") and its subsidiary Next-Line Ltd. ("Next-Line") (see Note 3).

Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext is to be paid a monthly fee of 33 Thousand NIS (approximately $8.5) through December 31, 2017.iDnext is controlled by Mr. Moti Harel, who is a member of the Company’s Board of Directors.

Expenses incurred according to the agreement with iDnext are as follows:

	Year ended December 31,
	2016	2015	2014

Monthly fees	$104	$-	$-

Total	$104	$-	$-